Inventory (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Inventory
Raw materials	$ 83,096	$ 393,253
Work in process	35,110	111,119
Finished goods	99,122	90,850
Total	$ 217,328	$ 595,222